UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8312

                                Daily Income Fund
               (Exact name of registrant as specified in charter)

                       600 Fifth Avenue New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 03/31

Date of reporting period: July 1, 2006 - June 30, 2007

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Item 1. Proxy Voting Record

ICA File Number: 811-8312
Reporting Period: 07/01/2006 - 06/30/2007
Daily Income Fund

Clipper Tax Exempt Certificates, Series 2004-3


Ticker:      CLIGEN          Security ID:  188857GK6
Meeting Date: Feb 13, 2007   Meeting Type: Annual
Record Date:  Feb 7, 2007

     Proposal                                   Mgt Rec   Vote Cast  Sponsor

Vote for the acquisition of subsequently
 issued shares                                  For       For        Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Daily Income Fund

By (Signature and Title)* /s/  Steven W. Duff
                               Steven W. Duff, President

Date  August 27, 2007

* Print the name and title of each signing officer under his or her signature.